LONG-TERM INCENTIVE AND RETIREMENT PLANS - Long-Term Incentive Plan and Unit Appreciation Right Activity (Paranthetical) (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Restricted phantom units | 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long-Term incentive plan, fair value per unit	$ 6.72	$ 8.11
Common unit awards vested during the period, intrinsic values	$ 2.4	$ 0.4
Common unit awards outstanding, intrinsic values	2.4
Restricted phantom units | 2004 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long-Term incentive plan, fair value per unit		$ 9.70
Common unit awards outstanding, intrinsic values	$ 0.5
Restricted Units | 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long-Term incentive plan, fair value per unit	$ 3.98